TAXATION - Net deferred tax (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Net deferred tax
Balance	$ (24,994,569)	$ (22,421,125)	$ (14,164,930)
Additions for business combination	(6,335,717)		(777,622)
Charge for the year	2,380,157	1,031,836	(4,257,912)
Charge to OCI	712,458	2,645,997	(1,388,022)
Conversion difference	(234,712)	(6,251,277)	(1,832,639)
Balance	$ (28,472,383)	$ (24,994,569)	$ (22,421,125)